PENSIONS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2012	2011	2010
Service cost	429	459	485
Interest cost	2,361	2,729	2,891
Expected return on plan assets	(920)	(1,168)	(1,197)
Recognized actuarial loss	1,273	985	954
Net periodic benefit cost	3,143	3,005	3,133

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2012	2011
Reconciliation of benefit obligation:
Benefit obligation at January 1	52,430	51,056
Service cost	429	459
Interest cost	2,361	2,729
Actuarial loss	3,890	1,751
Foreign currency exchange rate changes	509	(114)
Benefit payments	(5,328)	(3,451)
Benefit obligation at December 31	54,291	52,430

Reconciliation of fair value of plan assets

(in thousands of $)	2012	2011
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,846	17,605
Actual return on plan assets	1,807	(1,656)
Employer contributions	2,434	2,440
Foreign currency exchange rate changes	435	(92)
Benefit payments	(5,328)	(3,451)
Fair value of plan assets at December 31	14,194	14,846

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2012			December 31, 2011
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,718)	(44,573)	(54,291)	(9,839)	(42,591)	(52,430)
Fair value of plan assets	8,486	5,708	14,194	8,251	6,595	14,846
Funded status at end of year	(1,232)	(38,865)	(40,097)	(1,588)	(35,996)	(37,584)

(in thousands of $)	2012	2011
Projected benefit obligation	(54,291)	(52,430)
Fair value of plan assets	14,194	14,846
Funded status (1)	(40,097)	(37,584)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2012 and 2011.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2012 and 2011.

Pensions:
Asset allocation of retirement schemes
The fair value of the Company's plan assets, by category, as of December 31, 2012 and 2011 were as follows:

(in thousands of $)	2012	2011
Equity securities	9,520	10,051
Debt securities	3,007	2,267
Cash	1,667	2,528
	14,194	14,846

Amounts recognized in accumulated other comprehensive income
As at December 31, 2012 and 2011, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2012	2011
Unrealized net loss on qualifying cash flow hedging instruments	(6,832)	(19,462)
Unrealized gain on available-for-sale securities	5,911	—
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)	(17,809)	(15,486)
Accumulated other comprehensive loss	(18,730)	(34,948)
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2012	2011
Net actuarial loss	17,809	15,486

Expected contributions to pension schemes	The Company is expected to make the following contributions to the schemes during the year ended December 31, 2013, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

Expected pension disbursements
The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2013	244	3,000
2014	244	3,000
2015	244	3,000
2016	244	3,000
2017	244	3,000
2018 - 2022	1,625	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2012	2011
Discount rate	4.10%	4.70%
Rate of compensation increase	2.96%	2.52%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2012	2011
Discount rate	4.10%	4.70%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.52%	2.49%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's Marine scheme at December 31, 2012 and 2011, and the target allocation for 2013, by asset category are as follows:

Marine scheme	Target allocation 2013 (%)	2012 (%)	2011 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's UK scheme at December 31, 2012 and 2011, and the target allocation for 2013, by asset category are as follows:

UK scheme	Target allocation 2013 (%)	2012 (%)	2011 (%)
Equity	70.0	72.5	72.5
Bonds	30.0	22.5	22.5
Cash	—	5.0	5.0
Total	100	100	100